Provisions for Asset Retirement, Environmental and Other Obligations	12 Months Ended
Dec. 31, 2017
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Provisions for Asset Retirement, Environmental and Other Obligations
Note 18	Provisions for Asset Retirement, Environmental
and Other Obligations

A provision is an estimated liability with uncertainty over the timing or amount that will be paid. The most significant asset retirement and environmental restoration provisions relate to costs to restore potash and phosphate sites to their original, or another specified, condition.

Accounting Policies	Accounting Estimates and Judgments

Provisions are recognized when:

• there is a present legal or constructive obligation as a result of past events;

• it is probable an outflow of resources will be required to settle the obligation; and

• the amount has been reliably estimated.

Provisions are not recognized for costs that need to be incurred to operate in the future or expected future operating losses.

The company recognizes provisions for termination benefits at the earlier of when it can no longer withdraw the offer of the termination benefits and when it recognizes any related restructuring costs.

Provisions are measured at the present value of the cash flow [1] expected to be required to settle the obligation.

Estimates for provisions take into account:

• most provisions will not be settled for a number of years;

• environmental laws and regulations and interpretations by regulatory authorities could change or circumstances affecting the company’s operations could change, either of which could result in significant changes to current plans; and

• the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations.

[1] Using a pre-tax risk-free discount rate that reflects current market assessments of the time value of money and the risks specific to the timing and jurisdiction of the obligation.

Accounting Policies continued
Environmental costs related to current operations are:
Capitalized as an asset, if	Expensed, if	Recorded as a provision, when
• property life is extended; • capacity is increased; • contamination from future operations is mitigated or prevented; or • related to legal or constructive asset retirement obligations.	• related to existing conditions caused by past operations; and • they do not contribute to current or future revenue generation.

• environmental remedial efforts are likely; and

• the costs can be reasonably estimated.

The company uses the most current information available, including similar past experiences, available technology, regulations in effect, the timing of remediation, and cost-sharing arrangements.

The company recognizes provisions for decommissioning obligations (also known as asset retirement obligations) primarily related to mining and mineral activities. The major categories of asset retirement obligations are:

• reclamation and restoration costs at its potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum;

• land reclamation and revegetation programs;

• decommissioning of underground and surface operating facilities;

• general cleanup activities aimed at returning the areas to an environmentally acceptable condition; and

• post-closure care and maintenance.

The present value of a liability for a decommissioning obligation is recognized in the period in which it is incurred if a reasonable estimate can be made. The associated costs are:

• capitalized as part of the carrying amount of any related long-lived asset and then amortized over its estimated remaining useful life;

• recorded as inventory; or

• expensed in the period.

The best estimate of the amount required to settle the obligation is reviewed at the end of each reporting period and updated to reflect changes in the discount and foreign exchange rates and the amount or timing of the underlying cash flows. When there is a change in the best estimate, an adjustment is recorded against the carrying amount of the provision and any related asset, and the effect is then recognized in net income over the remaining life of the asset. The increase in the provision due to the passage of time is recognized as a finance cost. A gain or loss may be incurred upon settlement of the liability.

Accounting Estimates and Judgments continued

It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on the company’s consolidated financial statements.

Estimates for asset retirement obligation costs depend on the development of environmentally acceptable closure and post-closure plans. In some cases, this may require significant research and development to identify preferred methods for such plans that are economically sound and that, in most cases, may not be implemented for several decades. The company uses appropriate technical resources, including outside consultants, to develop specific site closure and post-closure plans in accordance with the requirements of the various jurisdictions in which it operates. Other than certain land reclamation programs, settlement of the obligations is typically correlated with mine life estimates.

The risk-free rate and expected cash flow payments for asset retirement obligations at December 31 were as follows:

2017	Risk-Free Rate	Cash Flow Payments [1]
Phosphate	2.16%-2.74%	1-85 years
Potash	5%	40-360 years

2016
Phosphate	1.86%-3.06%	1-85 years
Potash	5%	50-340 years

[1] Timeframe in which payments are expected to principally occur from December 31, with the majority of phosphate payments taking place over the next 35 years. Changes in years can result from changes to the mine life and/or changes in the rate in tailing volumes.

Employee termination activities are complex processes that can take months to complete and involve making and reassessing estimates.

Sensitivity of asset retirement obligations to changes in the discount rate and inflation rate on the recorded liability as at December 31, 2017 is as follows:

	Undiscounted Cash Flows		Discounted Cash Flows	Discount Rate		Inflation Rate
				+0.5%	-0.5%	+0.5%	-0.5%
Potash obligation [1]	$ 1,017	[2]	$114	$ (25)	$37	$39	$ (27)
Nitrogen obligation	62		3	(1)	1	1	(1)
Phosphate obligation	954		608	(36)	42	43	(37)

[1] Stated in millions of Canadian dollars.

[2] Represents total undiscounted cash flows in the first year of decommissioning. Excludes subsequent years of tailings dissolution, fine tails capping, tailings management area reclamation, post reclamation activities and monitoring, and final decommissioning, which are estimated to take an additional 92-292 years.

Supporting Information

Following is a reconciliation of asset retirement, environmental restoration and other obligations:

	Asset Retirement Obligations	Environmental Restoration Obligations	Subtotal	Other Obligations	Total

Balance – December 31, 2016	$678	$23	$701	$3	$704
Charged to income
New obligations	3	2	5	–	5
Change in discount rate	1	–	1	–	1
Change in other estimates	15	(2)	13	–	13
Unwinding of discount	17	–	17	–	17
Capitalized to property, plant and equipment
Change in discount rate	11	–	11	–	11
Change in other estimates	4	–	4	–	4
Settled during period	(33)	(2)	(35)	–	(35)
Exchange differences	6	–	6	–	6

Balance – December 31, 2017	$702	$21	$723	$3	$726

Balance as at December 31, 2017 comprised of:
Current liabilities
Payables and accrued charges (Note 16)	$67	$5	$72	$3	$75
Non-current liabilities
Asset retirement obligations and accrued environmental costs	635	16	651	–	651

Balance – December 31, 2015	$637	$22	$659	$6	$665
Charged to income
New obligations	3	3	6	1	7
Change in discount rate	9	–	9	–	9
Change in other estimates	42	–	42	–	42
Unwinding of discount	14	–	14	–	14
Capitalized to property, plant and equipment
Change in discount rate	11	–	11	–	11
Change in other estimates	1	–	1	–	1
Settled during period	(40)	(2)	(42)	(4)	(46)
Exchange differences	1	–	1	–	1

Balance – December 31, 2016	$678	$23	$701	$3	$704

Balance as at December 31, 2016 comprised of:
Current liabilities
Payables and accrued charges (Note 16)	$51	$7	$58	$3	$61
Non-current liabilities
Asset retirement obligations and accrued environmental costs	627	16	643	–	643

Environmental Operating and Capital Expenditures

The company’s operations are subject to numerous environmental requirements under federal, provincial, state and local laws and regulations of Canada, the US, and Trinidad and Tobago. These laws and regulations govern matters such as air emissions, wastewater discharges, land use and reclamation, and solid and hazardous waste management. Many of these laws, regulations and permit requirements are becoming increasingly stringent, and the cost of compliance can be expected to rise over time. The company’s operating expenses, other than costs associated with asset retirement obligations, relating to compliance with environmental laws and regulations governing ongoing operations for 2017 were $99 (2016 – $95, 2015 – $111).

The company routinely undertakes environmental capital projects. In 2017, capital expenditures of $81 (2016 – $82, 2015 – $164) were incurred to meet pollution prevention and control as well as other environmental objectives.

Other Environmental Obligations

Other environmental obligations generally relate to regulatory compliance, environmental management practices associated with ongoing operations other than mining, site assessment and remediation of environmental contamination related to the activities of the company and its predecessors, including waste disposal practices and ownership and operation of real property and facilities.

Other Obligations

Other obligations are comprised of provisions for community investment.